Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Statement of financial position details

	December 31, 2022			December 31, 2021
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Concession agreements – equity value	722,730	(223,404)	499,326	696,728	(205,671)	491,057
Concession agreements – economic value	1,585,271	(933,232)	652,039	1,497,968	(816,527)	681,441
Program contracts	26,875,408	(8,537,949)	18,337,459	24,804,170	(7,652,149)	17,152,021
Program contracts – commitments	1,709,757	(444,765)	1,264,992	1,709,757	(391,800)	1,317,957
Services contracts – São Paulo	25,584,703	(7,714,252)	17,870,451	22,834,803	(6,676,032)	16,158,771
Software license of use	1,249,881	(654,477)	595,404	1,133,833	(535,099)	598,734
Right of use – other assets	170,921	(95,869)	75,052	173,715	(69,862)	103,853
Right of use - investments	26,148	—	26,148	—	—	—
Total	57,924,819	(18,603,948)	39,320,871	52,850,974	(16,347,140)	36,503,834

The obligations assumed by the Company as of December 31, 2021 and 2020 are shown in the table below

	December 31, 2021	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2022
Intangible right arising from:
Concession agreements – equity value (*)	491,057	—	27,166	(144)	(115)	(18,638)	499,326
Concession agreements – economic value	681,441	13	48,428	33,576	(9)	(111,410)	652,039
Program contracts (*)	17,152,021	6,635	2,132,675	2,944	(2,800)	(954,016)	18,337,459
Program contracts – commitments	1,317,957	—	—	—	—	(52,965)	1,264,992
Services contracts – São Paulo	16,158,771	208	2,855,284	(41,133)	(6,063)	(1,096,616)	17,870,451
Software license of use	598,734	214	115,811	6	—	(119,361)	595,404
Right of use – Other assets	103,853	42,182	—	—	(67)	(70,916)	75,052
Right of use – Investments	—	26,148	—	—	—	—	26,148
Total	36,503,834	75,400	5,179,364	(4,751)	(9,054)	(2,423,922)	39,320,871

(*)	As of December 31, 2022, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 222,572 - R$ 54,356 recognized as concession agreements – equity value and R$ 168,216 recognized as program contracts (R$ 245,681 as of December 31, 2021 – R$ 65,012 recognized as concession agreements – equity value and R$ 180,669 recognized as program contracts).

	December 31, 2020	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2021
Intangible right arising from:
Concession agreements – equity value (*)	483,775	—	24,656	467	(148)	(17,693)	491,057
Concession agreements – economic value	734,665	—	52,275	(14)	(242)	(105,243)	681,441
Program contracts (*)	16,360,307	17,690	1,640,733	13,744	(8,840)	(871,613)	17,152,021
Program contracts – commitments	1,370,923	—	—	—	—	(52,966)	1,317,957
Services contracts – São Paulo	14,872,604	14,950	2,307,851	(13,827)	(13,745)	(1,009,062)	16,158,771
Software license of use	540,625	—	155,748	—	—	(97,639)	598,734
Right of use – Other assets	42,676	140,321	—	—	(4,103)	(75,041)	103,853
Total	34,405,575	172,961	4,181,263	370	(27,078)	(2,229,257)	36,503,834

(*)	As of December 31, 2021, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 245,681 - R$ 65,012 recognized as concession agreements – equity value and R$ 180,669 recognized as program contracts (R$ 269,561 as of December 31, 2020 – R$ 76,454 recognized as concession agreements – equity value and R$ 193,107 recognized as program contracts).

	December 31, 2019	Addition	Contract renewal	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2020
Intangible right arising from:
Concession agreements – equity value (*)	1,494,853	1	(1,031,830)	47,154	1,440	(858)	(26,985)	483,775
Concession agreements – economic value	712,852	—	—	113,320	(1,403)	(42)	(90,062)	734,665
Program contracts (*)	13,819,700	303,472	1,031,830	2,075,268	(51,570)	(5,423)	(812,970)	16,360,307
Program contracts – commitments	1,364,875	58,323	—	—	—	—	(52,275)	1,370,923
Services contracts – São Paulo	14,390,763	20,940	—	1,382,656	(23,645)	(9,990)	(888,120)	14,872,604
Software license of use	471,706	—	—	70,016	78,169	—	(79,266)	540,625
Right of use – Other assets	70,698	28,549	—	—	—	—	(56,571)	42,676
Total	32,325,447	411,285	—	3,688,414	2,991	(16,313)	(2,006,249)	34,405,575

(*)	As of December 31, 2020, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 269,561 - R$ 76,454 recognized as concession agreements – equity value and R$ 193,107 recognized as program contracts (R$ 292,824 as of December 31, 2019 – R$ 87,266 recognized as concession agreements – equity value and R$ 205,558 recognized as program contracts).

Intangible assets

	December 31, 2022	December 31, 2021
Alto Tietê	251,545	269,062
São Lourenço	2,725,900	2,895,798
Total	2,977,445	3,164,860

The obligations assumed by the Company

	December 31, 2022			December 31, 2021
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities

Alto Tietê	91,782	36,645	128,427	69,442	102,873	172,315
São Lourenço	130,631	2,700,123	2,830,754	73,315	2,814,555	2,887,870
Total	222,413	2,736,768	2,959,181	142,757	2,917,428	3,060,185

Right of use

Nature	December 31, 2022	December 31, 2021

Leases - Contract Assets	276,893	276,893

Leases - Concession Agreements and Program Contracts
Cost	405,431	405,446
Accumulated amortization	(182,859)	(159,765)
(=) Net	222,572	245,681

Other assets (*)
Vehicles	153,384	142,003
Properties	11,711	6,570
Equipment	5,826	9,841
Other assets	—	15,301
Accumulated amortization	(95,869)	(69,862)
(=) Net	75,052	103,853

Right of use	574,517	626,427

(*)	From January to December 2022, costs and accumulated amortization totaling R$ 44,976, referring to expired rights of use, were written off (from January to December 2021 – R$ 108,406).

The table below shows the impact in the income statements

Impact in the income statement
	December 31, 2022	December 31, 2021	December 31, 2020

Right-of-use amortization	(105,551)	(75,041)	(79,834)
Financial result – interest expenses	(72,050)	(68,730)	(62,956)
Short-term and low-value lease expenses	(25,365)	(22,467)	(13,845)
Decrease of the income of the year	(202,966)	(166,238)	(156,635)